Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] July Warrants [Member]	Common Stock [Member] August Warrants [Member]	Common Stock [Member] Series B [Member]	Common Stock [Member] Series C [Member]	Preferred Stock [Member]	Preferred Stock [Member] July Warrants [Member]	Preferred Stock [Member] August Warrants [Member]	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] July Warrants [Member]	Additional Paid-in Capital [Member] August Warrants [Member]	Additional Paid-in Capital [Member] Series B [Member]	Additional Paid-in Capital [Member] Series C [Member]	Other Comprehensive Income / (Loss) [Member]	Other Comprehensive Income / (Loss) [Member] July Warrants [Member]	Other Comprehensive Income / (Loss) [Member] August Warrants [Member]	Other Comprehensive Income / (Loss) [Member] Series B [Member]	Other Comprehensive Income / (Loss) [Member] Series C [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] July Warrants [Member]	Accumulated Deficit [Member] August Warrants [Member]	Accumulated Deficit [Member] Series B [Member]	Accumulated Deficit [Member] Series C [Member]	Total	July Warrants [Member]	August Warrants [Member]	Series B [Member]	Series C [Member]
Balance (in shares) at Dec. 31, 2021	337,500								0	0
Balance at Dec. 31, 2021	$ 3					$ 0					$ 457,487					$ (2)					$ (370,139)					$ 87,349
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0					0					0					0					1,790					1,790
Common shares exchanged for Series B preferred shares (Note 9) (in shares)	(188,974)
Common shares exchanged for Series B preferred shares (Note 9) (in shares)									793,657
Common shares exchanged for Series B preferred shares (Note 9)	$ (1)					8					9,264					0					(9,271)					0
Compensation cost on restricted stock and stock option awards (Note 9)	$ 0					0					80					0					0					80
Compensation cost on restricted stock and stock option awards (Note 9) (in shares)	0								0	0
Issuance of common stock under ATM program, net of issuance costs (in shares)	35,127								0	0
Issuance of common stock under ATM program, net of issuance costs	$ 0					0					1,337					0					0					1,337
Issuance of units, net of issuance costs (in shares)	508,000								0	0
Issuance of units, net of issuance costs	$ 5					0					7,121					0					0					7,126
Dividends declared and paid (Note 9)																										0
Balance (in shares) at Jun. 30, 2022	691,653								793,657	0
Balance at Jun. 30, 2022	$ 7					8					475,289					(2)					(377,620)					97,682
Balance (in shares) at Dec. 31, 2021	337,500								0	0
Balance at Dec. 31, 2021	$ 3					0					457,487					(2)					(370,139)					87,349
Balance (in shares) at Dec. 31, 2022	4,187,588								136,261	1,314,792
Balance at Dec. 31, 2022	$ 42					15					513,623					66					(358,041)					155,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0					0					0					0					34,083					34,083
Compensation cost on restricted stock awards (Note 9) (in shares)	0								0	0
Compensation cost on restricted stock awards (Note 9)	$ 0					0					26					0					0					26
Issuance of common stock under ATM program, net of issuance costs (in shares)	224,817								0	0
Issuance of common stock under ATM program, net of issuance costs	$ 2					0					671					0					0					673
Issuance of common stock and Series B warrants, net of issuance costs (Note 9) (in shares)	5,556,000								0	0
Issuance of common stock and Series B warrants, net of issuance costs (Note 9)	$ 56					0					7,713					0					0					7,769
Alternative cashless exercise of Series A Warrants (Note 9) (in shares)	3,164,850								0	0
Alternative cashless exercise of Series A Warrants (Note 9)	$ 31					0					2,658					0					0					2,689
Series B preferred shares converted to Series C preferred shares, net of expenses (Note 9) (in shares)									(85,535)
Series B preferred shares converted to Series C preferred shares, net of expenses (Note 9) (in shares)										171,070
Series B preferred shares exchanged to Series C preferred shares, net of expenses (Note 9)	$ 0					1					481					0					0					$ 482
Repurchase and retirement of common stock, including expenses (Note 9) (in shares)	(1,693,983)								0	0																(1,693,983)
Repurchase and retirement of common stock, including expenses (Note 9)	$ (17)					0					(1,420)					0					0					$ (1,437)
Deemed dividend to the warrants holders due to triggering of a down-round feature (Note 9)		$ 0	$ 0				$ 0	$ 0				$ 256	$ 533				$ 0	$ 0				$ (256)	$ (533)				$ 0	$ 0
Deemed dividend to the Series C stockholders due to triggering of a down-round feature (Note 9)	$ 0					0					9,809					0					(9,809)					0
Dividends declared and paid (Note 9)				$ 0	$ 0				$ 0	$ 0				$ 0	$ 0				$ 0	$ 0				$ (29)	$ (922)				$ (29)	$ (922)
Balance (in shares) at Jun. 30, 2023	11,439,272								50,726	1,485,862
Balance at Jun. 30, 2023	$ 114					$ 16					$ 534,350					$ 66					$ (335,507)					$ 199,039